                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: ___________________

This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                            Form 13F File number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Robert Thomas        Tulsa, OK                June 5, 2009
--------------------     -----------------        -----------------
    [Signature]            [City, State]                [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $ 1,767,675
                                        -------------
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                             AS OF DECEMBER 31, 2008

      COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
---------------------  --------  ---------  --------  ---------------------  ----------  --------  ------------------------
                                                                                                       VOTING AUTHORITY
                       TITLE OF              VALUE X  SHRS OR     SH/  PUT/  INVESTMENT  OTHER     ------------------------
     NAME OF ISSUER      CLASS     CUSIP     $1000    PRN AMT     PRN  CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
---------------------  --------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
Anadarko Petroleum      Common   032511107   131,560   3,412,700   SH           Sole                3,412,700
Anadarko Petroleum      Common   032511107     5,783     150,000   SH  Put      Sole                  150,000
Apache                  Common   037411105   109,625   1,470,881   SH           Sole                1,470,881
Apache                  Common   037411105     (660)   (100,000)   SH  Put      Sole                 (100,000)
Bonavista               Common   098536105     4,837     350,000   SH           Sole                  350,000
Chesapeake Energy       Common   165167107   209,485  12,955,150   SH           Sole               12,955,150
Chesapeake Energy       Common   165167107     (470)    (50,000)   SH  Put      Sole                  (50,000)
Continental Res.        Common   212015101    52,911   2,554,864   SH           Sole                2,554,864
Continental Res.        Common   212015101     (152)    (25,000)   SH  Put      Sole                  (25,000)
Canadian Nat. Res.      Common   136385101     1,999      50,000   SH           Sole                   50,000
Devon Energy            Common   25179M103   146,395   2,227,895   SH           Sole                2,227,895
Devon Energy            Common   25179M103     (990)   (100,000)   SH  Put      Sole                 (100,000)
Distributed Energy                                                 SH
 Sytems                 Common   25475V104      0.73      81,600                Sole                   81,600
Encana Corp.            Common   292505104    25,564     550,000   SH           Sole                  550,000
EOG Resources           Common   26875P101   152,555   2,291,300   SH           Sole                2,291,300
EOG Resources           Common   26875P101   (1,362)   (100,900)   SH  Put      Sole                 (100,900)
FuelCell Energy         Common   35952H106       215      55,481   SH           Sole                   55,481
Helmerich & Payne       Common   423452101     8,049     353,800   SH           Sole                  353,800
Hydrogenics             Common   448882100        14      35,000   SH           Sole                   35,000
Nabors. Ind.            Common   N/A           6,440     538,025   SH           Sole                  538,025
Newfield Exploration    Common   651290108     1,481      75,000   SH           Sole                   75,000
Penn West Petroleum     Common   707885109       369      33,172   SH           Sole                   33,172
Petrohawk Energy        Common   716495106    27,101   1,733,900   SH           Sole                1,733,900
Petroleos Brasileiros   Common   71654V408    77,447   3,162,400   SH           Sole                3,162,400
Petroleos Brasileiros   Common   71654V408     1,837      75,000   SH  Put      Sole                  (50,000)
Sandridge               Common   80007P307     1,907     310,100   SH           Sole                  310,100
St. Mary Land & Expl.   Common   792228108     3,047     150,000   SH           Sole                  150,000
Talisman                Common   87425E103     1,249     125,000   SH           Sole                  125,000
Unit Corporation        Common   909218109   176,059   6,589,023   SH           Sole                6,589,023
XTO Energy              Common   98385X106   118,256   3,352,875   SH           Sole                3,352,875
XTO Energy              Common   98385X106     (116)    (75,000)   SH  Put      Sole                  (75,000)
Williams Co             Common   969457100     4,289     296,176   SH           Sole                  296,176
AMR Corp                Common   001765106    14,211   1,331,834   SH           Sole                1,331,834
Continental Airlines    Common   210795308     3,612     200,000   SH           Sole                  200,000
ICICI Bank              Common   45104G104     9,329     484,600   SH           Sole                  484,600
UTS SPDR                Common   78462F103   239,208   2,650,800   SH           Sole                2,650,800
Energy Select           Common   81369Y507     7,251     151,800   SH           Sole                  151,800
US Bancorp              Common   902973304     4,707     188,187   SH           Sole                  188,187
Checkpoint Inc          Common   162825103       665      35,000   SH           Sole                   35,000
General Electric        Common   369604103    22,275   1,375,000   SH           Sole                1,375,000
Infosys Technologies    Common   456788108     1,843      75,000   SH           Sole                   75,000
Intel                   Common   458140100     1,466     100,000   SH           Sole                  100,000
Motorola                Common   620076109     1,198     270,500   SH           Sole                  270,500
BOK Financial           Common   05561Q201   197,189   4,880,919   SH           Sole                4,880,919